Equity-settled share-based payments - Restricted Share and Restricted Stock Unit Plan (Details) - Restricted Share Plan - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period (shares)	1,789	2,301	1,766
Granted (shares)	604	549	1,406
Forfeited (shares)	(22)	(26)	(43)
Vested (shares)	(971)	(1,035)	(828)
Balance at end of period (shares)	1,400	1,789	2,301